POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 10, 2008 TO THE PROSPECTUS
DATED AUGUST 29, 2008 OF:

PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares NASDAQ NextQ Portfolio

The name of the PowerShares NASDAQ NextQ Portfolio has been changed to the "PowerShares NXQ Portfolio." All references to PowerShares NASDAQ NextQ Portfolio are hereby replaced with PowerShares NXQ Portfolio.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 10, 2008 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 29, 2008 OF:

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares NASDAQ NextQ Portfolio

PowerShares S&P 500 BuyWrite Portfolio

The name of the PowerShares NASDAQ NextQ Portfolio has been changed to the "PowerShares NXQ Portfolio." All references to PowerShares NASDAQ NextQ Portfolio are hereby replaced with PowerShares NXQ Portfolio.

Please Retain This Supplement For Future Reference.